Disposal of Subsidiary (Details)	Aug. 04, 2023 USD ($)	Oct. 31, 2024	Sep. 29, 2024 USD ($)	Jan. 24, 2024 USD ($)	Jan. 24, 2024 CNY (¥)	Nov. 30, 2023 USD ($)
Disposal of Subsidiary [Line Items]
Total consideration (in Dollars)	$ 151,580
Gain (in Dollars)	$ 619,121
Total selling price			$ 1,000,000			$ 6,000
Total loss of assets and liabilities fair value (in Dollars)			$ 150,000			$ 150,000
Mr Shuibo Zhang [Member]
Disposal of Subsidiary [Line Items]
Total selling price				$ 6,000	¥ 5,998
Hangzhou Zhitongche Technology Co., Ltd [Member]
Disposal of Subsidiary [Line Items]
Ownership percentage		100.00%
Hangzhou Jiuyao Bew Energy Automobile Technology Co., Ltd. [Member]
Disposal of Subsidiary [Line Items]
Ownership percentage		51.00%
Jiuzi (HK) Limited [Member]
Disposal of Subsidiary [Line Items]
Ownership percentage			100.00%
Zhejiang Navalant New Energy Automobile Co., Ltd [Member]
Disposal of Subsidiary [Line Items]
Ownership percentage		100.00%
Zhejiang Jiuzi New Energy Holding Group Co., Ltd. [Member]
Disposal of Subsidiary [Line Items]
Ownership percentage		100.00%
Zhejiang Jiuzi New Energy Vehicles Co., Ltd [Member]
Disposal of Subsidiary [Line Items]
Ownership percentage		100.00%
Jiuzi HaoChe Supply Chain Co., Ltd [Member]
Disposal of Subsidiary [Line Items]
Ownership percentage		100.00%
Shangli Jiuzi New Energy Vehicles Co., Ltd [Member]
Disposal of Subsidiary [Line Items]
Equity interest percentage		59.00%
Guangxi Nanning Zhitongche New Energy Technology Co., Ltd [Member]
Disposal of Subsidiary [Line Items]
Equity interest percentage		90.00%